Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Listings [Line Items]
Document type	20-F
Amendment flag	false
Document Registration Statement	false
Document Annual Report	true
Document period end date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-14536
Entity registrant name	PartnerRe Ltd.
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	90 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM08
Title of 12(b) Security	4.875% Series J Fixed Rate Non-Cumulative Preferred Shares, $1.00 par value
Trading Symbol	PRE-J
Security Exchange Name	NYSE
Entity well known seasoned issuer	No
Entity voluntary filers	No
Entity current reporting status	Yes
Entity Interactive Data Current	Yes
Entity filer category	Non-accelerated Filer
Entity emerging growth company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity shell company	false
Document Fiscal Year Focus	2021
Current fiscal year end date	--12-31
Entity central index key	0000911421
Business Contact
Entity Listings [Line Items]
Contact Personnel Name	Nicolas Burnet
Entity Address, Address Line One	90 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 08
Contact Personnel Email Address	nicolas.burnet@partnerre.com
Common shares
Entity Listings [Line Items]
Entity common stock shares outstanding	100,000,000
Class B Shares
Entity Listings [Line Items]
Entity common stock shares outstanding	222,659
Common Class C
Entity Listings [Line Items]
Entity common stock shares outstanding	9,445